SCHEDULE OF RESULTS OF OPERATIONS (Details)	6 Months Ended
Jun. 30, 2022
Draganfly Innovations Inc. [member]
Reserve Quantities [Line Items]
Name of subsidiary	Draganfly Innovations Inc
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%
Draganfly Innovations USA, Inc. [member]
Reserve Quantities [Line Items]
Name of subsidiary	Draganfly Innovations USA, Inc
Country of incorporation of subsidiary	US
Proportion of ownership interest in subsidiary	100.00%
Dronelogics Systems Inc. [member]
Reserve Quantities [Line Items]
Name of subsidiary	Dronelogics Systems Inc
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%